Employee Retirement Plans and Postretirement Benefits Pension Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 3,523.2	$ 3,667.6	$ 3,596.2
Fair Value Excluding NAV Per Share Practical Expedient [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,279.9	2,407.3
Quoted prices in active markets (Level 1) | Fair Value Excluding NAV Per Share Practical Expedient [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(887.7)	(391.2)
Significant observable inputs (Level 2) | Fair Value Excluding NAV Per Share Practical Expedient [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,920.4	2,678.6
Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	247.2	119.9	$ 33.1
Significant unobservable inputs (Level 3) | Fair Value Excluding NAV Per Share Practical Expedient [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	247.2	119.9
Cash
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	109.9	108.3
Cash | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	109.9	108.3
Cash | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Cash | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Trades awaiting settlement
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(20.5)	(8.3)
Trades awaiting settlement | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(20.5)	(8.3)
Trades awaiting settlement | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Trades awaiting settlement | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Bank deposits, short-term bills and notes
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	13.9	25.3
Bank deposits, short-term bills and notes | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Bank deposits, short-term bills and notes | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	13.9	25.3
Bank deposits, short-term bills and notes | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Government securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,578.7	1,137.5
Government securities | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Government securities | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,578.7	1,137.5
Government securities | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	317.7	410.4
Corporate debt securities | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Corporate debt securities | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	317.7	410.1
Corporate debt securities | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.3
Interest and inflation linked assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,047.0	1,149.7
Interest and inflation linked assets | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Interest and inflation linked assets | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,010.1	1,105.7
Interest and inflation linked assets | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	36.9	44.0
Collateralized debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.4	6.9
Collateralized debt securities | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Collateralized debt securities | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Collateralized debt securities | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.4	6.9
Common stock
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	674.2	693.9
Common stock | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	674.2	693.9
Common stock | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Common stock | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Debt funds | Fair Value Using NAV Per Share Practical Expedient [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	630.7	298.0
Equity funds | Fair Value Using NAV Per Share Practical Expedient [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	350.6	572.1
Real estate funds | Fair Value Using NAV Per Share Practical Expedient [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	57.9	65.2
Hedge funds of funds | Fair Value Using NAV Per Share Practical Expedient [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	130.5	269.5
Repurchase agreements
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(1,652.0)	(1,185.8)
Repurchase agreements | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(1,652.0)	(1,185.8)
Repurchase agreements | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Repurchase agreements | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	206.7	68.4
Private equity | Fair Value Using NAV Per Share Practical Expedient [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	73.6	55.5
Private equity | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Private equity | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Private equity | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	206.7	68.4
Recoverable taxes
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.7	0.7
Recoverable taxes | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.7	0.7
Recoverable taxes | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Recoverable taxes | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Venture capital
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.2	0.3
Venture capital | Quoted prices in active markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Venture capital | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Venture capital | Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0.2	$ 0.3